                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                        EQUITY FUNDS COMBINED PROSPECTUS
                         Supplement dated June 1, 1998
                      to Prospectus dated November 1, 1997

                      THE ONE GROUP ASSET ALLOCATION FUND
                    THE ONE GROUP LARGE COMPANY GROWTH FUND
                     THE ONE GROUP LARGE COMPANY VALUE FUND
                    THE ONE GROUP GROWTH OPPORTUNITIES FUND
                 THE ONE GROUP INTERNATIONAL EQUITY INDEX FUND
                      THE ONE GROUP DISCIPLINED VALUE FUND
                        THE ONE GROUP EQUITY INDEX FUND
                        THE ONE GROUP INCOME EQUITY FUND
                        THE ONE GROUP VALUE GROWTH FUND
                    THE ONE GROUP SMALL CAPITALIZATION FUND

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     The One Group has adopted additional sales charge waivers and reductions for Class A, Class B and Class C shareholders. Accordingly, the prospectus is modified as follows.

     Paragraph 6 on page 37 under the heading WAIVER OF THE CLASS A SALES CHARGE is deleted and replaced with the following:

     6. Bought with proceeds from the sale of shares of a mutual fund for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

     Paragraph 3 on page 37 under the heading WAIVER OF THE CLASS B SALES CHARGE is deleted and replaced with the following:

     3. If you are the shareholder, or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax
        Code), but only if the redemption is made within one year of death or disability.

     Paragraph 3 on page 37 under the heading WAIVER OF THE CLASS C SALES CHARGE is deleted and replaced with the following:

     3. If you are the shareholder, or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax
        Code), but only if the redemption is made within one year of death or disability.

     The following is added under the heading WAIVER OF THE CLASS C SALES
CHARGE:

     7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, waives the commission it would otherwise be paid.

     The One Group Equity Index Fund will now be managed by a team of portfolio managers, research analysts, and other investment management professionals. The research analysts will provide in-depth industry analysis and recommendations, while the portfolio managers formulate strategy and determine industry weighting, Fund holdings and cash positions.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE TOG-S-5306

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                         BOND FUNDS COMBINED PROSPECTUS
                         Supplement dated June 1, 1998
                      to Prospectus dated November 1, 1997

                      THE ONE GROUP INTERMEDIATE BOND FUND
                         THE ONE GROUP INCOME BOND FUND
                       THE ONE GROUP GOVERNMENT BOND FUND
                   THE ONE GROUP ULTRA SHORT-TERM INCOME FUND
                   THE ONE GROUP LIMITED VOLATILITY BOND FUND
                      THE ONE GROUP TREASURY & AGENCY FUND

--------------------------------------------------------------------------------

     The One Group has adopted additional sales charge waivers and reductions for Class A, Class B and Class C shareholders. Accordingly, the prospectus is modified as follows.

     Paragraph 6 on page 27 under the heading WAIVER OF THE CLASS A SALES CHARGE is deleted and replaced with the following:

     6. Bought with proceeds from the sale of shares of a mutual fund for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

     Paragraph 3 on page 27 under the heading WAIVER OF THE CLASS B SALES CHARGE is deleted and replaced with the following:

     3. If you are the shareholder, or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax
        Code), but only if the redemption is made within one year of death or disability.

     Paragraph 3 on page 27 under the heading WAIVER OF THE CLASS C SALES CHARGE is deleted and replaced with the following:

     3. If you are the shareholder, or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax
        Code), but only if the redemption is made within one year of death or disability.

     The following is added under the heading WAIVER OF THE CLASS C SALES
CHARGE:

     7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, waives the commission it would otherwise be paid.

     Scott Grimshaw has been named a manager of The One Group Intermediate Bond Fund. Mr. Grimshaw has been a manager of The One Group Treasury & Agency Fund and manager of the fixed income portion of The One Group Asset Allocation Fund since 1996 and 1994, respectively. Mr. Grimshaw also is head of Derivatives Research for Banc One Investment Advisors. Mr. Grimshaw served as the Senior Investment Officer in the Quantitative Research and Analysis Group for BANC ONE CORPORATION prior to his current positions. Mr. Grimshaw has been employed by BANC ONE CORPORATION or its affiliates since 1988.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-S-5307

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                    MUNICIPAL BOND FUNDS COMBINED PROSPECTUS
                         Supplement dated June 1, 1998
                      to Prospectus dated November 1, 1997

                 THE ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
                      THE ONE GROUP MUNICIPAL INCOME FUND
                   THE ONE GROUP ARIZONA MUNICIPAL BOND FUND
                THE ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
                  THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND
                     THE ONE GROUP OHIO MUNICIPAL BOND FUND
                   THE ONE GROUP KENTUCKY MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

     The One Group has adopted additional sales charge waivers and reductions for Class A, Class B and Class C shareholders. Accordingly, the prospectus is modified as follows.

     Paragraph 6 on page 28 under the heading WAIVER OF THE CLASS A SALES CHARGE is deleted and replaced with the following:

     6. Bought with proceeds from the sale of shares of a mutual fund for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

     Paragraph 3 on page 28 under the heading WAIVER OF THE CLASS B SALES CHARGE is deleted and replaced with the following:

     3. If you are the shareholder, or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax
        Code), but only if the redemption is made within one year of death or disability.

     Paragraph 3 on page 28 under the heading WAIVER OF THE CLASS C SALES CHARGE is deleted and replaced with the following:

     3. If you are the shareholder, or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax
        Code), but only if the redemption is made within one year of death or disability.

     The following is added under the heading WAIVER OF THE CLASS C SALES
CHARGE:

     7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, waives the commission it would otherwise be paid.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-S-5308

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                     MONEY MARKET FUNDS COMBINED PROSPECTUS
                         Supplement dated June 1, 1998
                      to Prospectus dated November 1, 1997

                     THE ONE GROUP PRIME MONEY MARKET FUND
                   THE ONE GROUP MUNICIPAL MONEY MARKET FUND
                 THE ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
            THE ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------

     The One Group has adopted additional sales charge waivers and reductions for Class B and Class C shareholders. Accordingly, the prospectus is modified as follows.

     Paragraph 3 on page 16 under the heading WAIVER OF THE CLASS B SALES CHARGE is deleted and replaced with the following:

     3. If you are the shareholder, or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax
        Code), but only if the redemption is made within one year of death or disability.

     Paragraph 3 on page 16 under the heading WAIVER OF THE CLASS C SALES CHARGE is deleted and replaced with the following:

     3. If you are the shareholder, or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax
        Code), but only if the redemption is made within one year of death or disability.

     The following is added under the heading WAIVER OF THE CLASS C SALES
CHARGE:

     7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account you have, waives the commission it would otherwise be paid.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-S-5309

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                       INVESTOR FUNDS COMBINED PROSPECTUS
                         Supplement dated June 1, 1998
                      to Prospectus dated November 1, 1997

                       THE ONE GROUP INVESTOR GROWTH FUND
                  THE ONE GROUP INVESTOR GROWTH & INCOME FUND
                      THE ONE GROUP INVESTOR BALANCED FUND
                THE ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND

--------------------------------------------------------------------------------

     The One Group has adopted additional sales charge waivers and reductions for Class A, Class B and Class C shareholders. Accordingly, the prospectus is modified as follows.

     Paragraph 6 on page 19 under the heading WAIVER OF THE CLASS A SALES CHARGE is deleted and replaced with the following:

     6. Bought with proceeds from the sale of shares of a mutual fund for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

     Paragraph 3 on page 19 under the heading WAIVER OF THE CLASS B SALES CHARGE is deleted and replaced with the following:

     3. If you are the shareholder, or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax
        Code), but only if the redemption is made within one year of death or disability.

     Paragraph 3 on page 19 under the heading WAIVER OF THE CLASS C SALES CHARGE is deleted and replaced with the following:

     3. If you are the shareholder, or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax
        Code), but only if the redemption is made within one year of h death or disability.

     The following is added under the heading WAIVER OF THE CLASS C SALES
CHARGE:

     7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account you have, waives the commission it would otherwise be paid.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-S-5310